Cost of revenue (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of Components of Cost of Revenue
The following table represents cost of revenue for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Employee salaries and benefits	4,713	4,117	9,299	8,276
Web hosting fees	1,225	1,203	2,402	2,260
Third party service fees	2,150	1,425	4,273	2,598
Other	322	234	490	397
	8,410	6,979	16,464	13,531